Note 39 Depreciation and amortization (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Depreciation [Line Items]
Depreciation and amortisation expense	€ 834	€ 749
Tangible assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	510	466
For own use depreciable assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	324	298
Right of use assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	184	166
Investment property [member]
Depreciation [Line Items]
Depreciation and amortisation expense	2	2
Intangible assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	€ 324	€ 283